January 22, 1996
Dear Fellow Shareholder:

The Merger Fund had a good year. As previously reported, the Fund's NAV rose 14.3% in the fiscal year ended November 30. For calendar 1995, we were up 14.2%. In contrast to virtually all other equity mutual funds, our results last year owed little to the bull market. Because we routinely hedge against market risk in stock-for-stock acquisitions, our approach to merger arbitrage offers few opportunities for "windfalls." It is this same discipline, however, that has served the Fund well - and will do so again - in less favorable market environments.

M&A activity ran at record levels in 1995, and the Fund invested in 114 new mergers, takeovers and other corporate reorganizations. By year-end, 100 of these positions had been closed out at a profit or showed unrealized gains, while only seven had resulted in realized losses. There were many other failed deals last year, but our selectivity kept us out of them.

Continuing a trend seen in recent years, almost all of last year's acquisitions were strategic in nature. Highly leveraged, financially driven transactions involving public companies remained few and far between. The paucity of LBOs and the surge in stock prices are closely linked; the gap between private market values and public market values has been closed, if not reversed. For the same reason, stock is still the currency of choice for the majority of corporate acquirers.

As shown in the accompanying financial statements, The Merger Fund's holdings at the end of fiscal 1995 were well diversified by industry, although investments in the financial services sector continue to represent a sizable percentage of our portfolio. Our year-end financials also reflect a further decline in the Fund's expense ratio to 1.41%, down from 1.58% in fiscal 1994. Our expense ratio is now in line with the industry average for growth funds. While this key ratio will move somewhat lower as our assets grow, we also recognize that too-rapid growth could jeopardize the Fund's returns. Before that happens, however, we would close the Fund to new investors.

Underscoring the perceived importance of strategic acquisitions, a number of blue-chip companies, including IBM, Wells Fargo, Moore Corp., Johnson & Johnson and Glaxo, launched hostile takeover attempts last year. In an increasingly competitive marketplace, corporate culture has undergone a dramatic transformation; hostile takeovers are now viewed as just one more arrow in the corporate quiver. Of course, not all of these deals, whether hostile or friendly, will stand the test of time, but as long as buyers remain highly motivated, The Merger Fund should benefit from a continuing stream of attractive investment opportunities. The consolidation of Corporate America appears to have a long way to go.
Sincerely,

/s/ Frederick W. Green

Frederick W. Green
President



              Comparison of Change in Value of $10,000 Investment
                      in the Merger Fund and the S&P 500.

One Year
--------
                       S&P 500     The Merger Fund
                      --------     ---------------
11/94                   10,000         10,000
                        10,148         10,120
                        10,411         10,311
2/95                    10,817         10,434
                        11,140         10,503
                        11,468         10,433
5/95                    11,927         10,502
                        12,201         10,681
                        12,603         10,884
8/95                    12,641         11,025
                        13,175         11,202
                        13,127         11,232
11/95                   13,704         11,426

Five Years
-----------
                       S&P 500     The Merger Fund
                      --------     ---------------
11/90                   10,000         10,000
                        10,279         10,115
                        10,726         10,161
2/91                    11,493         10,190
                        11,771         10,489
                        11,799         10,778
5/91                    12,308         10,843
                        11,744         11,012
                        12,292         11,217
8/91                    12,583         11,282
                        12,373         11,301
                        12,539         11,394
11/91                   12,034         11,684
                        13,410         11,818
                        13,160         12,016
2/92                    13,330         12,016
                        13,071         12,085
                        13,455         12,075
5/92                    13,521         12,006
                        13,320         11,936
                        13,864         12,302
8/92                    13,580         12,441
                        13,740         12,540
                        13,787         12,639
11/92                   14,256         12,203
                        14,431         12,449
                        14,552         12,709
2/93                    14,750         12,793
                        15,062         12,730
                        14,698         12,897
5/93                    15,091         13,063
                        15,135         13,428
                        15,074         13,691
8/93                    15,648         13,847
                        15,526         13,941
                        15,847         14,150
11/93                   15,696         14,307
                        15,886         14,656
                        16,426         14,825
2/94                    15,979         14,769
                        15,282         14,803
                        15,478         14,961
5/94                    15,732         15,063
                        15,346         15,199
                        15,850         15,346
8/94                    16,500         15,606
                        16,095         15,696
                        15,458         15,628
11/94                   15,858         15,515
                        16,093         15,702
                        16,510         15,998
2/95                    17,154         16,189
                        17,660         16,296
                        18,179         16,188
5/95                    18,906         16,295
                        19,341         16,572
                        19,979         16,887
8/95                    20,039         17,106
                        20,885         17,380
                        20,810         17,427
11/95                   21,723         17,721

10 YEAR
--------

                       S&P 500     The Merger Fund
                      --------     ---------------
1/89                    10,000         10,000
                         9,751         10,099
                         9,978         10,396
                        10,496         10,472
5/89                    10,921         10,540
                        10,859         10,676
                        11,840         10,913
8/89                    12,071         11,168
                        12,022         10,625
                        11,743         10,184
11/89                   11,982         10,209
                        12,270         10,680
                        11,446         10,057
2/90                    11,594         10,226
                        11,901         10,571
                        11,604         10,637
5/90                    12,735         10,917
                        12,649         10,973
                        12,609         10,739
8/90                    11,469         10,683
                        10,911          9,871
                        10,865         10,179
11/90                   11,568         10,674
                        11,890         10,796
                        12,407         10,846
2/91                    13,295         10,876
                        13,617         11,195
                        13,649         11,504
5/91                    14,238         11,574
                        13,585         11,754
                        14,219         11,973
8/91                    14,556         12,043
                        14,312         12,063
                        14,504         12,162
11/91                   13,920         12,471
                        15,512         12,614
                        15,223         12,825
2/92                    15,420         12,825
                        15,120         12,899
                        15,564         12,889
5/92                    15,640         12,815
                        15,407         12,741
                        16,037         13,131
8/92                    15,709         13,279
                        15,893         13,385
                        15,948         13,490
11/92                   16,491         13,028
                        16,693         13,288
                        16,833         13,566
2/93                    17,062         13,655
                        17,423         13,588
                        17,001         13,766
5/93                    17,456         13,944
                        17,507         14,333
                        17,437         14,613
8/93                    18,099         14,781
                        17,960         14,881
                        18,331         15,104
11/93                   18,156         15,271
                        16,376         16,644
                        19,001         15,825
2/94                    18,484         15,764
                        17,678         15,801
                        17,904         15,970
5/94                    18,198         16,078
                        17,752         16,223
                        18,334         16,380
8/94                    19,086         16,658
                        18,618         16,754
                        19,037         16,682
11/94                   18,344         16,561
                        18,616         16,760
                        19,098         17,077
2/95                    19,843         17,280
                        20,428         17,394
                        21,029         17,279
5/95                    21,870         17,393
                        22,373         17,689
                        23,111         18,025
8/95                    23,181         18,259
                        24,159         18,551
                        24,072         18,601
11/95                   25,129         18,920

THE MERGER FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1995

     Shares                                                              Value
    -------                                                             ------

COMMON STOCKS - 90.7% <F1>
               BANKS - 19.1% <F1>
    208,800       Civic BanCorp  <F2><F4>                         $  1,592,104
     76,300       First Interstate Bancorp <F5>                     10,224,200
    283,231       Fleet Financial Group, Inc.                       11,824,881
    219,500       Midlantic Corporation Inc.                        13,197,438
     46,500       Pacific Bank N.A.                                    778,875
    371,730       Premier Bancorp, Inc.                              8,782,121
                                                                   -----------
                                                                    46,399,619
                                                                   -----------
               BROADCASTING - 6.9% <F1>
     33,375       CAI Wireless Systems, Inc. <F2>                      287,859
    113,700       Capital Cities/ABC, Inc. <F4>                     14,056,163
     54,900       Outlet Communications, Inc. <F2> <F4>              2,566,575
                                                                   -----------
                                                                    16,910,597
                                                                   -----------
               BUSINESS FORMS - 3.1% <F1>
    130,000       Wallace Computer Services, Inc.                    7,507,500
                                                                   -----------

               COMPUTER HARDWARE - 5.6% <F1>
    302,300       Conner Peripherals, Inc. <F2>                      6,839,538
    101,600       NetWorth, Inc. <F2>                                4,241,800
     35,000       Xylogics, Inc. <F2>                                2,485,000
                                                                   -----------
                                                                    13,566,338
                                                                   -----------
               COMPUTER SOFTWARE - 3.2% <F1>
    164,000       Minnesota Educational Computing
                    Corporation <F2>                                 5,412,000
     92,110       Symantec Corporation <F2>                          2,440,915
                                                                   -----------
                                                                     7,852,915
                                                                   -----------

               FOREST PRODUCTS & PAPER - 5.6% <F1>
    127,000       Federal Paper Board Company <F4>                   6,604,000
    122,644       Scott Paper Company                                7,006,039
                                                                   -----------
                                                                    13,610,039
                                                                   -----------

                HEALTH SERVICES - 3.4%  <F1>
    254,400       Surgical Care Affiliates, Inc.                    $8,268,000
                                                                   -----------

                INDUSTRIAL GASES - 1.2% <F1>
     83,700       CBI Industries, Inc.<F5>                           2,814,413
                                                                   -----------

                INSURANCE & INVESTMENT MANAGEMENT - 12.1% <F1>
    222,000       Capital Guaranty Corporation                       4,911,750
     29,700       GEICO Corporation                                  2,060,438
    174,200       Independent Insurance Group, Inc.                  4,676,181
    218,100       Kemper Corporation                                10,741,425
    243,381       Liberty Financial Companies, Inc.                  7,118,894
                                                                   -----------
                                                                    29,508,688
                                                                   -----------

                PHARMACEUTICALS - 0.0% <F1>
     12,150       Lynx Therapeutics, Inc. <F2>                           2,430
                                                                   -----------

                PUBLISHING - 2.3% <F1>
     45,400       CCH Inc. - Class A                                 2,474,300
     57,900       CCH Inc. - Class B                                 3,155,550
                                                                   -----------
                                                                     5,629,850
                                                                   -----------
               RAILROADS - 3.3% <F1>
    331,740       Southern Pacific Rail Corporation <F2> <F4>        7,920,293
                                                                   -----------

               RETAIL - 2.1% <F1>
    206,883       Younkers, Inc. <F2>                                5,197,935
                                                                   -----------

               SAVINGS & LOANS - 13.1% <F1>
    370,800       Bay Ridge Bancorp, Inc. <F2>                       8,111,250
    154,500       Brooklyn Bancorp, Inc. <F2> <F4>                   6,218,625
    159,700       Conestoga Bancorp, Inc.                            3,213,963
     96,000       First Federal Savings Bank of Brunswick, Georgia   2,976,000
     66,000       Long Island Bancorp, Inc. <F5>                     1,699,500
     79,000       RS Financial Corporation                           3,090,875
    187,000       SFFed Corporation <F4>                             5,820,375
     21,700       Sunrise Bancorp, Inc.                                683,550
                                                                   -----------
                                                                    31,814,138
                                                                   -----------
               SURGICAL DEVICES - 5.9% <F1>
    135,500       Cordis Corporation <F2> <F5>                     $14,363,000
                                                                  ------------

               TELECOMMUNICATIONS - 1.2% <F1>
     87,250       Associated Group, Inc. - Class A                   1,570,500
     72,750       Associated Group, Inc. - Class B                   1,309,500
                                                                  ------------
                                                                     2,880,000
                                                                  ------------

               TRANSACTION PROCESSING SERVICES - 1.6% <F1>
    161,800       Comdata Holdings Corporation <F2>                  3,883,200
                                                                  ------------

               WRITING INSTRUMENTS - 1.0% <F1>
     60,900       BIC Corporation <F4>                               2,458,838
                                                                  ------------

               TOTAL COMMON STOCKS (Cost $202,301,785)             220,587,793
                                                                  ------------


Contracts (100 shares per contract)
-----------------------------------

PUT OPTIONS PURCHASED - 0.3% <F1>
      2,832    Fleet Financial Group, Inc.
                  Expiration December 1995, Exercise Price $40.00      833,175
                                                                  ------------

               TOTAL PUT OPTIONS PURCHASED (Cost $1,178,697)           833,175
                                                                  ------------
Principal Amount
-----------------
SHORT-TERM INVESTMENTS - 8.0% <F1><F3>
U.S. TREASURIES -8.0% <F1>
               U.S. Treasury Bills:
$15,200,000    4.29%, 12/07/95                                      15,187,325
  4,200,000    5.00%, 12/14/95                                       4,192,038
                                                                  ------------

               TOTAL SHORT-TERM INVESTMENTS (COST $19,379,363)      19,379,363
                                                                  ------------

               TOTAL INVESTMENTS (COST $222,859,845)              $240,800,331
                                                                  ============


<F1> Calculated as a percentage of net assets.
<F2> Non-income producing.
<F3> Securities have been committed as collateral for open short positions.
<F4> All or a portion of the shares have been committed as collateral for the credit facility.
<F5> Securities have been committed as collateral for written call options.

See notes to the financial statements.


THE MERGER FUND
SCHEDULE OF CALL OPTIONS WRITTEN
NOVEMBER 30, 1995

Contracts (100 shares per contract)                                      Value
-----------------------------------                                    -------
        600    CBI Industries
                  Expiration January 1995, Exercise Price $35.00      $ 27,188
                                                                      --------
               Cordis Corporation:
        706       Expiration December 1995, Exercise Price $105.00      92,663
        313       Expiration December 1995, Exercise Price $110.00       1,956
                                                                      --------
                                                                        94,619
                                                                      --------
               First Interstate Bancorp:
        242       Expiration December 1995, Exercise Price $120.00     347,875
        150       Expiration December 1995, Exercise Price $125.00     142,500
         50       Expiration December 1995, Exercise Price $130.00      26,250
        150       Expiration January 1996, Exercise Price $125.00      160,312
        171       Expiration January 1996, Exercise Price $130.00      117,562
                                                                      --------
                                                                       794,499
                                                                      --------
               Long Island Bancorp
        600       Expiration January 1996, Exercise Price $25.00        97,500
                                                                      --------
               TOTAL CALL OPTIONS WRITTEN
                  (Premiums received $1,617,928)                    $1,013,806
                                                                    ==========
See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
NOVEMBER 30, 1995

     Shares                                                              Value
     ------                                                            -------
    229,640    Banc One Corporation                                $ 8,755,025
     55,125    Bay Networks, Inc.                                    2,480,625
     92,226    Ceridian Corporation                                  3,873,492
    113,700    The Walt Disney Company                               6,836,212
     62,800    Financial Security Assurance Holdings Ltd.            1,640,650
    226,000    HEALTHSOUTH Rehabilitation Corporation                6,836,500
     25,400    International Paper Company                             968,375
     93,704    Kimberly-Clark Corporation                            7,203,495
     39,750    Liberty Media Class A                                 1,113,000
    449,805    PNC Bank Corporation                                 13,156,796
    202,680    Proffitts, Inc.                                       5,472,360
    133,622    Seagate Technology, Inc.                              7,048,561
     62,200    Softkey International, Inc.                           2,099,250
     92,030    Symantec Corporation                                  2,438,795
    156,500    Tele-Communications, Inc.                             2,895,250
    107,450    Union Pacific Corporation                             7,279,738
                                                                   -----------

               TOTAL SECURITIES SOLD SHORT
                  (Proceeds $71,952,942)                           $80,098,124
                                                                   ===========

See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995

ASSETS:
   Investments, at value (Cost $222,859,845)
      See accompanying schedule                                   $240,800,331
   Cash                                                                 97,052
   Deposit at broker for short sales                                51,000,028
   Receivable from broker for proceeds on securities
      sold short                                                    80,900,037
   Receivable for investments sold                                     217,340
   Interest receivable                                                 134,669
   Dividends receivable                                                194,844
   Other receivables                                                   106,124
                                                                   -----------
      Total Assets                                                 373,450,425

LIABILITIES:
   Loan payable (Note 10)                           $27,900,000
   Securities sold short, at value (Proceeds of
      $71,952,942) See accompanying schedule         80,098,124
   Payable for investment securities purchased       15,413,826
   Short-term borrowings                              5,100,000
   Call options written, at value (Premiums
      received $1,617,928) See accompanying schedule  1,013,806
   Accrued interest payable                             451,173
   Investment advisory fee payable                      202,320
   Distribution fees payable                             18,505
   Accrued expenses and other payables                  170,404
                                                    -----------
      Total Liabilities                                            130,368,158
                                                                   -----------
NET ASSETS                                                        $243,082,267
                                                                   ===========
NET ASSETS consist of:
   Accumulated undistributed net investment income                 $ 1,031,840
   Accumulated undistributed net realized gain on
      investments sold, securities sold short and
      option contracts expired or closed                            12,375,064
   Net unrealized appreciation (depreciation) on:
      Investments                                                   17,940,486
      Short positions                                              (8,145,182)
      Call options                                                     604,122
   Paid-in capital                                                 219,275,937
                                                                  ------------
      Total Net Assets                                            $243,082,267
                                                                  ============
NET ASSET VALUE, offering price and redemption price
   per share ($243,082,267/16,348,772 shares of
   beneficial interest outstanding)                                     $14.87
                                                                        ======

See notes to the financial statements.



THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1995


INVESTMENT INCOME:
   Interest                                                        $ 6,657,217
   Dividend income on long positions
       (net of foreign withholding taxes of $29,408)                 2,323,672
                                                                   -----------
       Total Investment Income                                       8,980,889
                                                                   -----------
EXPENSES:
   Investment advisory fee                           $2,040,921
   Distribution fees                                    122,593
   Transfer agent and shareholder servicing agent fees  247,023
   Federal and state registration fees                   56,035
   Professional fees                                    133,028
   Trustees+ fees and expenses                           20,192
   Custody fees                                          53,079
   Administration fee                                    94,423
   Reports to shareholders                               64,179
   Other                                                 40,004
                                                      ---------
       Total Operating Expenses Before Interest
       Expense and Dividends on Short Positions                      2,871,477
   Interest expense                                                  3,897,408
   Dividends on short positions
       (net of foreign withholding taxes of $9,972)                  1,047,438
                                                                   -----------
       Total Expenses                                                7,816,323
                                                                   -----------
NET INVESTMENT INCOME                                                1,164,566
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
       Long transactions                             24,665,194
       Short transactions                           (10,675,531)
       Options contracts expired or closed           (1,445,616)
                                                   ------------
       Total Realized Gain                                          12,544,047

   Change in unrealized appreciation (depreciation) on:
       Investments                                                  23,590,640
       Short positions                                             (11,142,607)
       Call options                                                    555,421
                                                                 -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     25,547,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 26,712,067
                                                                  ============
See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED NOVEMBER 30, 1995

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of Capital Shares                           $ 172,107,462
Repurchases of Capital Shares                      (125,534,792)
                                                  -------------
Cash Provided by Capital Share Transactions          46,572,670

Cash Used to Repay Borrowings                       (23,090,000)

Distributions Paid in Cash <F6>                        (546,649)
                                                  -------------
                                                                   $22,936,021
                                                                   -----------
CASH (USED) PROVIDED BY OPERATIONS:
Purchases of Portfolio Securities                  (804,433,234)

Net Purchases of Short-Term Investments             (19,379,363)

Proceeds from Sales of Portfolio Securities         792,595,423
                                                  -------------
                                                    (31,217,174)
                                                  -------------

Decrease in Deposit at Broker for Short Sales         4,928,059


Net Investment Income                                 1,164,566

Net Change in Receivables/Payables related
   to Operations                                       (154,782)
                                                  -------------
                                                      5,937,843
                                                  -------------
                                                                  (25,279,331)
                                                                  -----------

Net Decrease in Cash                                               (2,343,310)

Cash, Beginning of Year                                             2,440,362
                                                                  -----------

Cash, End of Year                                                  $   97,052
                                                                   ==========

<F6> Non-cash financing activities include reinvestment of
dividends of $8,066,925.

See notes to the financial statements.


THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                    Year Ended      Year Ended
                                                   Nov. 30, 1995  Nov. 30, 1994
                                                   -------------  -------------
Net investment income (loss)                      $  1,164,566    $   (27,595)
Net realized gain on investments sold,
  securities sold short and
  option contracts expired or closed                12,544,047       8,312,449
Change in unrealized appreciation
  (depreciation) of investments,
  short positions and call and put options          13,003,454     (3,238,901)
                                                  ------------    ------------
Net increase in net assets resulting from
   operations                                       26,712,067       5,045,953
Distributions to shareholders from:
  Net realized gains                               (8,613,574)     (2,034,795)
Net increase in net assets from capital
   share transactions (Note 6)                      54,639,595     142,159,845
                                                  ------------    ------------
Net increase in net assets                          72,738,088     145,171,003

NET ASSETS:
Beginning of period                                170,344,179      25,173,176
                                                  ------------     -----------
End of period (including accumulated
  undistributed net investment income
  (loss) of $1,031,840 and $(27,595),
  respectively)                                   $243,082,267    $170,344,179
                                                 =============    ============



                                                          THE MERGER FUND
                                                        FINANCIAL HIGHLIGHTS
           Selected per share data is based on a share of beneficial interest outstanding throughout each year.

                                                                               Year Ended November 30,
                                                 1995               1994               1993           1992          1991
                                                -------           -------            -------        -------       -------
Net Asset Value,
beginning of year                               $13.72             $13.70            $12.34          $12.51        $11.43
                                               -------            -------           -------         -------        ------
Income from investment operations:
Net investment income (loss)                      0.08 <F9><F10>      - <F9><F10>     (0.07)<F9><F10> (0.12) <F9>    0.02 <F9>
  Net realized and unrealized gain
     on investments                               1.78               1.08              2.10            0.65          1.79
                                                ------            -------           -------         -------        ------
  Total from investment operations                1.86               1.08              2.03            0.53          1.81

Less distributions:
  Dividends from net investment income               -                  -                 -          (0.03)             -
  Distributions from net realized gains         (0.71)             (1.06)            (0.67)          (0.67)        (0.73)
                                               -------            -------           -------         -------       -------
  Total distributions                           (0.71)             (1.06)            (0.67)          (0.70)        (0.73)
                                               -------            -------           -------         -------       -------

Net Asset Value, end of year                    $14.87             $13.72            $13.70          $12.34        $12.51
                                                ======             ======            ======          ======        ======


Total Return                                    14.26%              8.41%            17.24%           4.45%        16.84%

Supplemental Data and Ratios:
  Net assets, end of period (000+s)           $243,082           $170,344           $25,173         $11,611       $10,281

  Ratio of operating expenses
     to average net assets                       1.41% <F8>          1.58% <F8>       2.19% <F8>     2.75% <F8>    3.05% <F7><F8>

  Ratio of interest expense and dividends on
     short positions to average net assets       2.42%              1.72%             1.91%           2.28%         1.01%

  Ratio of net investment income (loss) to
     average net assets                          0.57%            (0.03)%           (0.57)%         (1.42)%         0.21%
  Portfolio turnover rate <F11>                418.63%            390.34%           186.00%         231.40%       311.51%


<F7> Reflects certain non-recurring expenses associated with the Fund's restructuring as of January 31, 1989.
<F8> For the years ended November 30, 1995, 1994, 1993, 1992 and 1991, the operating expense ratio excludes interest expense and dividends on short positions. The ratios including interest expense and dividends on short positions for the years ended November 30, 1995, 1994, 1993, 1992 and 1991, were 3.83%, 3.30%, 4.10%, 5.03% and 4.06%, respectively.
<F9> Net investment income before interest expense and dividends on short positions for the years ended November 30, 1995, 1994, 1993, 1992 and 1991, was $0.42, $0.21, $0.17, $0.07 and $0.10, respectively.
<F10>Net investment income (loss) per share represents net investment income for the respective year divided by the monthly average shares of beneficial interest outstanding throughout each year.
<F11>The numerator for the portfolio turnover rate includes the lesser of purchases or sales (including both long and short positions). The denominator includes the average long position throughout the year. The portfolio turnover rate excluding short positions from the numerator for the year ended November 30, 1995 is 290.48%.


                                THE MERGER FUND
              NOTES TO THE FINANCIAL STATEMENTS NOVEMBER 30, 1995

NOTE 1 - ORGANIZATION
The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation
Investments in securities and commodities (including options) are valued at the last sales price on the securities or commodities exchange on which such financial instruments are primarily traded. Securities not listed on an exchange or securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of current bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short term investments are carried at amortized cost, which approximates market value.

B. Transactions with Brokers for Short Sales
Cash and Treasury securities in the amount of $70,379,391 have been committed as collateral for open short investment positions and are on deposit in segregated accounts with the broker and custodian.
The Fund's receivable from broker for proceeds on securities sold short and deposit at broker for short sales is with one major security dealer. The Fund does not require the broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

C. Federal Income Taxes
No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

D. Written Option Accounting
The Fund writes covered call options to hedge portfolio investments. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.
Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported the option contract written is valued at the last asked price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

E. Purchased Option Accounting
The Fund purchases put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the last bid price. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

F. Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.

G. Other
Investment and shareholder transactions are recorded no later than the first business day after the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $4,821,286 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

NOTE 3 - AGREEMENTS
The Fund's investment adviser is Westchester Capital Management, Inc.
(the "Adviser") pursuant to an investment advisory agreement dated
January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

Distribution services are performed pursuant to distribution contracts with Mercer Allied Company, L.P., the Fund's principal underwriter, and other broker-dealers.

NOTE 4 - SHORT POSITIONS
The Fund may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash or liquid high-grade debt obligations. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short. At various times throughout the year ended November 30, 1995, the Fund failed to adjust these segregated assets to reflect fluctuations in the market value of its short positions. As a result, the Fund did not always maintain sufficient segregated assets as collateral for its short positions. At November 30, 1995, the short positions of the Fund were undercollateralized by $7.3 million. As of January 11, 1996, this undercollateralization was rectified, and new procedures were implemented to ensure that securities sold short are properly valued for collateralization purposes.

NOTE 5 - RELATED PARTY TRANSACTIONS
William H. Bohnett, Esq., a partner of Fulbright & Jaworski L.L.P., serves as a Trustee and Assistant Secretary of the Fund. Fulbright & Jaworski L.L.P. furnishes legal services to the Fund. For the year ended November 30, 1995, the Fund incurred $81,684 for such services.

Certain officers of the Fund are also officers of the Adviser.

NOTE 6 - SHARES OF BENEFICIAL INTEREST
The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

                               Year Ended                 Year Ended
                            November 30, 1995          November 31, 1994
                         -----------------------   ------------------------
                           Shares        Amount       Shares        Amount
                         ----------   ------------  -----------  -------------
Sold                     12,380,985   $172,107,462  12,018,681  $161,946,089)
Issued as reinvestment
  of dividends              617,682      8,066,925      150,407     1,941,752)
Redeemed                (9,065,402)  (125,534,792)  (1,590,598)   (21,727,996)
                       ------------ -------------- ------------  -------------
Net increase              3,933,265    $54,639,595   10,578,490  $142,159,845)
                       ============   ============  ===========  =============

NOTE 7 - INVESTMENT TRANSACTIONS
Purchases and sales of securities for the year ended November 30, 1995 (excluding short-term investments and options) aggregated $809,230,749 and $804,028,763, respectively.

At November 30, 1995, gross unrealized appreciation and depreciation of investments for federal income tax purposes were:
        Appreciation                                   $19,347,762)
        (Depreciation)                                  (2,462,005)
                                                      -------------
Net unrealized appreciation on investments             $16,885,757)
                                                      =============

At November 30, 1995, the cost of investments for federal income tax purposes was $223,914,574.

NOTE 8 - OPTION CONTRACTS WRITTEN
The premium amount and the number of option contracts written during the year ended November 30, 1995, were as follows:
                                                Premium        Number of
                                                Amount         Contracts
                                               ---------      -----------
Options outstanding at November 30, 1994    $    113,951           540
Options written                                7,275,690        19,036
Options closed                               (2,183,813)       (5,649)
Options exercised                            (3,203,572)       (8,714)
Options expired                                (384,328)       (2,231)
                                            ------------      --------
Options outstanding at November 30, 1995      $1,617,928         2,982
                                            ============      ========

NOTE 9 - DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund will compensate its principal underwriter, Mercer Allied Company, L.P. ("Mercer"), and any other broker-dealers with whom Mercer or the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of compensation paid in any one year shall not exceed 0.25% of the average daily net assets of the Fund, payable as a service fee to Mercer and Dealers for providing personal service and maintenance of shareholder accounts. For the year ended November 30, 1995, the Fund incurred $122,593 pursuant to the Plan.

The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 10 - CREDIT FACILITY
Custodial Trust Company has made available to the Fund a $125 million credit facility pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992, and amended January 1, 1995, for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. Outstanding principal amounts under the credit facility bear interest at a rate per annum of 0.50% plus the Broker Call Rate quoted by Bear Stearns Securities Corp. at its office in New York on credit extended up to $25 million on any given day and the Broker Call Rate plus 0.25% for the amount of the loan which exceeds $25 million (weighted average rate of 7.18% during the year ended November 30, 1995). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994. During the year ended November 30, 1995, the Fund had an outstanding average daily balance of $52,480,055. The maximum amount outstanding during the year ended November 30, 1995, was $104,900,000. Interest expense amounted to $3,897,408 for the year ended November 30, 1995. At November 30, 1995, the Fund had a loan payable balance of $27,900,000, and the securities collateralizing the Agreement amounted to $43,849,643.

The Fund had short-term borrowings at November 30, 1995, in the amount of $5,100,000 from Firstar Corporation. The short-term borrowings were repaid within seven days.

Pursuant to the 1940 Act, the Fund is required to satisfy asset coverage requirements on its outstanding borrowings. At November 30, 1995, the Fund satisfied all asset coverage requirements of the 1940 Act.

NOTE 11 - DISTRIBUTION
On December 28, 1995, an ordinary income distribution of $.902 per share aggregating $14,741,869 was declared. The distribution was paid on December 28, 1995, to shareholders of record on December 27, 1995. Fifteen percent of the dividends paid qualifies for the dividend received deduction available to corporate shareholders.

END OF NOTES TO FINANCIAL STATEMENTS
Effective October 31, 1995, Grant Thornton L.L.P. was terminated as the Fund's independent accountants. For the years ended November 30, 1991 through November 30, 1994, Grant Thornton L.L.P. expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund management and Grant Thornton L.L.P. prior to their termination. The Board of Trustees approved the termination of Grant Thornton L.L.P. and the appointment of Price Waterhouse L.L.P. as the Fund's independent accountants.


                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF
THE MERGER FUND
In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, of call options written and of securities sold short, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Merger Fund (the "Fund") at November 30, 1995, the results of its operations, its cash flows, and the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements of The Merger Fund for the years ended November 30, 1991 through November 30, 1994 were audited by other independent accountants whose report dated December 21, 1994 expressed an unqualified opinion on those statements.

/s/ Price Waterhouse LLP
Price Waterhouse LLP

Milwaukee, Wisconsin
January 11, 1996



Investment Adviser
   Westchester Capital Management, Inc.
   100 Summit Lake Drive
   Valhalla, NY 10595
   (914) 741-5600

Administrator, Transfer Agent, Dividend Paying Agent,
  Shareholder Servicing Agent & Custodian Firstar Trust Company
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 343-8959

Trustees
   Frederick W. Green
   William H. Bohnett
   Michael J. Downey
   James P. Logan III
   Frank A. McDermott, Jr.

Executive Officers
   Frederick W. Green, President
   Bonnie L. Smith, Vice President, Treasurer and Secretary

Counsel
   Fulbright & Jaworski L.L.P.
   666 Fifth Avenue
   New York, NY 10103

Auditors
   Price Waterhouse LLP
   100 E. Wisconsin Avenue
   Suite 1500
   Milwaukee, WI 53202


The Merger Fund
Annual Report
November 30, 1995